OTHER ASSETS - Summary of Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 20, 2022 ft²
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 96,852	$ 84,749
Additions (dispositions)	28,907	28,241
Depreciation expense	(15,879)	(13,377)
Translation adjustment	900	(2,761)
Ending balance	110,780	96,852
Disposals, property, plant and equipment	381	315
Building
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	32,912	31,710
Additions (dispositions)	1,510	4,126
Depreciation expense	(1,030)	(718)
Translation adjustment	785	(2,206)
Ending balance	34,177	32,912
Furniture, computer and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,429	5,864
Additions (dispositions)	2,727	3,443
Depreciation expense	(2,824)	(2,720)
Translation adjustment	65	(158)
Ending balance	6,397	6,429
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	28,750	28,269
Additions (dispositions)	11,873	4,944
Depreciation expense	(5,514)	(4,463)
Translation adjustment	0	0
Ending balance	35,109	28,750
Area of leased property (in sqft) | ft²			16,636
Office Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	23,200
Ending balance	25,579	23,200
Maintenance Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,368
Ending balance	9,530	5,368
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,156	8,249
Additions (dispositions)	1,097	3,090
Depreciation expense	(1,542)	(1,183)
Translation adjustment	0	0
Ending balance	9,711	10,156
Software assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,199	10,012
Additions (dispositions)	11,700	9,772
Depreciation expense	(4,452)	(4,188)
Translation adjustment	50	(397)
Ending balance	22,497	15,199
Software assets	14,098
Property-related systems software	1,101
Vehicles and other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,406	645
Additions (dispositions)	0	2,866
Depreciation expense	(517)	(105)
Translation adjustment	0	0
Ending balance	$ 2,889	$ 3,406